FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

May 7, 2018

Filed Via EDGAR (CIK # 0001109441)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:      Franklin Floating Rate Master Trust (Registrant)

File No. 811-09869

Ladies/Gentlemen:

On behalf of Franklin Floating Rate Master Series, the series of the above-referenced Registrant, submitted herewith under the EDGAR system, please find  Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Investment Company Act of 1940 (1940 Act).

Shares of the Registrant may be purchased only in private placement transactions.  This Amendment has been filed pursuant to Rule 8b-16 under the 1940 Act.

Sincerely yours,

Franklin FLOATING RATE MASTER TRUST

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Attachments

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